Segment and Geographic Information	12 Months Ended
Sep. 24, 2022
Segment Reporting [Abstract]
Segment and Geographic Information
18. Segment and Geographic Information
As more fully described in the Company’s Summary of Significant Accounting Policies, the Company operates in one operating segment. Revenue and property and equipment, net by geographic region, based on physical location of the operations recording the sale or the assets are as follows:
Revenue by geographical region (in thousands):

	Year Ended
	September 24, 2022	September 25, 2021	September 26, 2020
United States	$589,944	$248,209	$54,349
Canada	3,368	3,704	37,737

Total revenue	$593,312	$251,913	$92,086

Percentage of revenue generated outside of the United States	1%	1%	41%

Total property and equipment, net by geographical region (in thousands):

	Year Ended
	September 24, 2022	September 25, 2021
United States	$23,640	$17,355
Canada	1,238	1,262

Total property and equipment, net	$24,878	$18,617

Percentage of property and equipment, net held outside of the United States	5%	7%